MoA Clear Passage 2050 Fund Expense Example - MoA Clear Passage 2050 Fund - MoA Clear Passage 2050 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	$ 580